LEGACY ESS REDEEMABLE CONVERTIBLE PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of Warrants	The number of shares subject to and potential proceeds from the C-2 Redeemable Convertible Preferred Stock Purchase Agreement and related C-2 Warrants were as follows:

	As of May 7, 2021
	Upon Completion of SPAC merger
	Quantity	Price
Series C-2 Redeemable Convertible Preferred Stock Purchase Right	7,994,442	$2.00
Series C-2 Warrant exercisable upon SPAC merger	21,159,364	$0.00007
Total Proceeds Upon Exercise
The table below summarizes the shares subject to C-2 Purchase Right activity during the year ended December 31, 2021:

	December 31, 2020	Extinguished	Exercised	December 31, 2021
Series C-2 Purchase Right	39,971,716	26,231,295	13,740,421	—
Legacy ESS periodically issued warrants (“Legacy ESS warrants”) in conjunction with the issuance of preferred stock or debt. As of December 31, 2021 and 2020, the following Legacy ESS warrants were outstanding:

	2021	2020
Common Stock Warrants	—	450,153
Series B Preferred Warrants	—	2,007,308
Series C-1 Preferred Warrants	—	103,107
Total Warrants	—	2,560,568
The table below shows the Legacy ESS warrant activities during the year ended December 31, 2021:

	December 31, 2020	Issued	Exercised	December 31, 2021
Common Stock Warrants	450,153	—	450,153	—
Series B Preferred Stock Warrants	2,007,308	—	2,007,308	—
Series C-1 Preferred Stock Warrants	103,107	—	103,107	—
Series C-2 Preferred Stock Warrants	—	22,021,284	22,021,284	—
Total Warrants	2,560,568	22,021,284	24,581,852	—
The table below shows the common stock warrant activities during the year ended December 31, 2021:

	December 31, 2020	Issued	Exercised	December 31, 2021
Earnout Warrants	—	583,334	—	583,334
Public Warrants	—	8,333,287	955,374	7,377,913
Private Warrants	—	3,500,000	—	3,500,000
Total Common Stock Warrants	—	12,416,621	955,374	11,461,247

Schedule of Warrant Valuation Assumptions
The warrants were valued using the following assumptions:

	For the year ended December 31, 2021
	Preferred B warrants	Preferred C warrants
Expected volatility	80%	60% - 80%
Expected term (in years)	2.00	2.00
Risk‑free interest rate	0.16% - 0.28%	0.16% - 0.32%
Dividend yield	0%	0%

	As of December 31, 2020
	Preferred B warrants	Preferred C warrants
Expected volatility	80%	80%
Expected term (in years)	2.00	2.00
Risk‑free interest rate	0.13%	0.13%
Dividend yield	0%	0%